Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current provision:
Federal			$ 3.1	$ 5.7	$ 3.8
States			(0.5)	3.2	8.1
International			10.0	7.2	3.5
Total current provision			12.6	16.1	15.4
Deferred provision:
Federal			0.5	0.9	1.0
States			(0.1)	0.3	0.9
International			1.3	0.0	0.0
Total deferred provision			1.7	1.2	1.9
Total provision for income taxes	$ 16.7	$ 5.2	$ 14.3	$ 17.3	$ 17.3